Share-Based Compensation - Summary of Fair Value of Restricted Share Purchase Agreement Granted (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years 9 months 18 days
Dividend yield	0.00%	0.00%
RSPAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.42%	0.97%
Expected term (in years)	5 years	5 years
Dividend yield	0.00%	0.00%
Expected volatility	217.57%	152.00%